Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Calculations of Earnings per Share
The amounts considered for calculations of earnings (loss) per share in 2023, 2022 and 2021 were as follows:

		2023	2022	2021

Denominator (thousands of shares)
Weighted-average number of shares outstanding – basic		43,510,758	43,554,921	44,123,654
Effect of dilutive instruments – share-based compensation (note 22) 1		599,229	793,322	729,292

Weighted-average number of shares – diluted		44,109,987	44,348,243	44,852,946

Numerator
Net income from continuing operations	$	199	561	817
Less: non-controlling interest net income		17	27	25

Controlling interest net income from continuing operations	$	182	534	792

Net income (loss) from discontinued operations	$	–	324	(39)

Controlling interest basic earnings (loss) per share
Controlling interest basic earnings per share	$	0.0042	0.0197	0.0171
Controlling interest basic earnings per share from continuing operations		0.0042	0.0123	0.0180
Controlling interest basic earnings (loss) per share from discontinued operations		–	0.0074	(0.0009)

Controlling interest diluted earnings (loss) per share
Controlling interest diluted earnings per share	$	0.0041	0.0193	0.0168
Controlling interest diluted earnings per share from continuing operations		0.0041	0.0120	0.0177
Controlling interest diluted earnings (loss) per share from discontinued operations		–	0.0073	(0.0009)

1	Number of the Parent Company’s shares to be potentially issued under the Share- Based Compensation Programs to be delivered to the executives equivalent to 199.7 million CPOs or 19.97 million ADSs.